UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23347

Hedge Fund Guided Portfolio Solution

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

1

ITEM 1 – REPORTS TO STOCKHOLDERS

(a)	The Report to Shareholders is attached hereto.

2

HEDGE FUND GUIDED PORTFOLIO SOLUTION

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2021

Hedge Fund Guided Portfolio Solution

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2021

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov and, upon request, by calling (877) 355-1469.

The Fund has adopted Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. In addition, the Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s proxy voting record (Form N-PX) are available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

The Fund’s prospectus and statement of additional information include additional information about the Trustees of the Fund and other information about the Fund. These documents are available without charge, upon request, by calling (877) 355-1469.

Hedge Fund Guided Portfolio Solution

Consolidated Statement of Assets and Liabilities (unaudited)

September 30, 2021

ASSETS

Investments in Investment Funds, at fair value (cost $ 343,642,716)	$379,403,315
Cash	1,933,929
Redemptions receivable from investments in Investment Funds	15,589,179
Investments in Investment Funds paid in advance	2,587,000
Prepaid insurance	44,748

Total assets	399,558,171

LIABILITIES

Repurchase of Shares payable	12,853,804
Loan payable	2,700,000
Shareholders’ subscriptions received in advance	1,425,000
Advisory fee payable	359,783
Distribution fee payable - Class A	203,271
Administration fee payable	133,909
Professional fees payable	108,500
Interest payable	488
Facility fees payable	73,897
Other liabilities	160,368

Total liabilities	18,019,020

NET ASSETS	$381,539,151

NET ASSETS

Represented by:
Paid-in Capital	$375,501,549
Distributable earnings	6,037,602

NET ASSETS	$381,539,151

NET ASSETS - CLASS I	$224,852,843

NET ASSETS - CLASS A	$156,686,308

Class I Net asset value per Share (Shares outstanding of 214,920.78)	$1,046.21

Class A Net asset value per Share (Shares outstanding of 156,630.13)	$1,000.36

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited)

September 30, 2021

Investment Funds*	First Acquisition Date	Cost	Fair Value	% Net Assets	Liquidity**

Event Driven
Aspex Global Fund (a)	4/1/2021	$14,650,000	$15,713,072	4.12%	Quarterly
Canyon Value Realization Fund Ltd.	11/1/2018	16,527,913	18,658,178	4.89%	Quarterly,
Elliott International Ltd.	1/1/2019	22,122,326	26,759,966	7.01%	Semi-annually
Pentwater Merger Arbitrage Fund, Ltd.	8/1/2019	13,924,823	15,967,027	4.18%	Monthly
Redmile Capital Fund, LP (a)(b)	11/1/2018	23,352,500	27,164,486	7.12%	Quarterly

Total Event Driven		90,577,562	104,262,729	27.32%

Long and/or Short Equity
BlackRock Strategic Equity Hedge Fund Limited	4/1/2019	14,250,000	19,658,789	5.15%	Monthly
Coatue Offshore Fund, Ltd.	1/1/2021	21,925,000	23,059,704	6.05%	Quarterly
Melvin Capital Offshore Ltd.	3/1/2021	15,400,000	15,983,395	4.19%	Semi-annually
Steadfast International, Ltd.	11/1/2018	11,211,744	12,489,613	3.27%	Quarterly
Tiger Global, Ltd.	11/1/2018	17,775,000	26,034,069	6.82%	Annually
TPG Public Equity Partners-B, Ltd.	10/1/2019	7,847,604	7,691,267	2.02%	Quarterly

Total Long and/or Short Equity		88,409,348	104,916,837	27.50%

Macro/Commodities
Alphadyne Global Rates Fund II, Ltd.	2/1/2020	15,111,814	15,018,479	3.94%	Quarterly
Alphadyne International Fund, Ltd.	9/1/2019	4,525,000	4,108,879	1.08%	Quarterly
Capula Tactical Macro Fund Ltd.	9/1/2021	15,425,000	15,158,101	3.97%	Monthly
Element Capital Feeder Fund Ltd.	1/1/2019	26,119,544	28,144,012	7.38%	Quarterly
Pharo Gaia Fund, Ltd.	5/1/2020	11,355,967	12,365,695	3.24%	Quarterly
STM LCB LLC	4/1/2020	1,089,340	928,728	0.24%	(1)

Total Macro/Commodities		73,626,665	75,723,894	19.85%

Relative Value
ExodusPoint Partners International Fund, Ltd.	11/1/2018	13,675,000	15,695,529	4.12%	Quarterly
Laurion Capital, Ltd.	8/1/2021	18,200,000	19,005,095	4.98%	Quarterly
Magnetar Constellation Fund, Ltd.	11/1/2018	9,405,719	11,571,731	3.03%	Quarterly
Myriad Opportunities Offshore Fund Ltd.	11/1/2018	53,947	45,328	0.01%	(2)
Point72 Capital International, Ltd.	1/1/2020	28,380,000	32,961,567	8.64%	Quarterly
Renaissance Institutional Diversified Global Equities Onshore Fund L.P. (b)	1/1/2020	21,314,475	15,220,605	3.99%	Monthly

Total Relative Value		91,029,141	94,499,855	24.77%

Total Investments in Investment Funds		$343,642,716	$379,403,315	99.44%

Total Investments		$343,642,716	$379,403,315	99.44%

Other Assets, Less Liabilities			2,135,836	0.56%

Net Assets			$381,539,151	100.00%

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2021

*

Non-income producing investments. The Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by Series B-C of HFGPS Subsidiary, LLC (the “Sub-Fund”), a wholly owned subsidiary of the Fund. Investment Funds held by the Sub-Fund represents 11.17% of the total investments in Investment Funds.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Fund’s remaining interest in the Investment Fund is held in side pockets which are subject to distribution notices.

The following table represents the geographic regions of the Fund’s investments based on the investment mandate of each Investment Fund:

Geographic Location	Percent of Investments in Investment Funds
Asia	4.15%
Europe	5.18
Global	74.04
United States/Canada	16.63

Total	100.00%

The following table describes the investments held within each investment category:

(a) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
45 - 90 Days	0-2 years. Side pocket & liquidating vehicle arrangements exist for 2.61%** of the Investment Funds.

(b) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-5 years.

(c) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
45 - 90 Days	0-1 year. Side pocket & liquidating vehicle arrangements exist for 1.23%** of the Investment Funds.

The accompanying notes are an integral part of these unaudited consolidated financial statements.
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Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2021

(d) Relative Value This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
45 - 90 Days	0-1 year. Side pocket & liquidating vehicle arrangements exist for 0.05%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of these unaudited consolidated financial statements.
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Hedge Fund Guided Portfolio Solution

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2021

NET INVESTMENT INCOME
Dividend income	$1,989

EXPENSES
Advisory fee	1,057,373
Distribution fee expense - Class A	599,867
Administration fee	263,408
Professional fees	179,045
Board of Trustees’ compensation	75,000
Registration fees	57,870
Interest expense	488
Facility fees	145,143
Other expenses	275,283

Total expenses	2,653,477

Net investment loss	(2,651,488)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments	1,837,152

Change in net unrealized appreciation/(depreciation) on investments	7,879,738

Net realized and unrealized gain/(loss) on investments	9,716,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,065,402

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Statement of Changes in Net Assets

Net Assets, March 31, 2020	$236,048,034

Shareholders’ subscriptions	109,641,000

Shareholders’ interests repurchased	(24,021,166)

Shareholders’ distributions from distributable earnings	(18,627,024)

Shareholders’ distributions reinvested	17,821,046

Net increase in Net Assets resulting from capital transactions	84,813,856

Net investment loss	(5,113,947)

Net realized gain/(loss), net of taxes	(1,192,569)

Change in accumulated net unrealized appreciation/(depreciation) on investments	41,708,753

Net increase in Net Assets resulting from operations	35,402,237

Net Assets, March 31, 2021	356,264,127

Shareholders’ subscriptions	38,297,000

Shareholders’ interests repurchased	(20,087,378)

Net increase in Net Assets resulting from capital transactions	18,209,622

Net investment loss	(2,651,488)

Net realized gain/(loss), net of taxes	1,837,152

Change in accumulated net unrealized appreciation/(depreciation) on investments	7,879,738

Net increase in Net Assets resulting from operations	7,065,402

Net Assets, September 30, 2021 (unaudited)	$381,539,151

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2021

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Net Assets resulting from operations	$7,065,402
Adjustments to reconcile net increase in Net Assets resulting from operations to net cash used in operating activities:
Change in net unrealized (appreciation)/depreciation on investments	(7,879,738)
Net realized (gain)/loss from investments	(1,837,152)
Purchases of Investment Funds	(59,812,000)
Proceeds from the sale of Investment Funds	41,112,767
Proceeds from short-term investments, net	7,720,565
(Increase)/Decrease in operating assets:

Prepaid insurance	(44,748)

Increase/(Decrease) in operating liabilities:

Advisory fee payable	28,407
Distribution fee payable - Class A	16,864
Administration fee payable	17,592
Professional fees payable	(27,687)
Facility fees payable	7,623
Interest payable	488
Other liabilities	(11,829)

Net cash used in operating activities	(13,643,446)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Shareholders’ subscriptions	28,232,000
Payments for Shareholders’ interests repurchased	(15,785,879)
Proceeds from bank note	2,700,000

Net cash provided by financing activities	15,146,121

Net increase in cash	1,502,675

Cash at beginning of period	431,254

Cash at end of period	$1,933,929

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Financial Highlights

The following represents certain ratios to average Net Assets, total return, and other supplemental information for the period indicated:

	Class A
	For the six months ended September 30, 2021 (unaudited)**	For the year ended March 31, 2021	For the year ended March 31, 2020

Per Share operating performance: *

Net asset value per Share, beginning of year/period	$983.90	$927.66	$1,000.00

Income/(loss) from investment operations:

Net investment loss	(9.19)	(21.46)	(20.93)

Net realized and unrealized gain/(loss) from investments operations	25.65	138.14	(51.41)

Total income/(loss) from investment operations	16.46	116.68	(72.34)

Distributions to Shareholders from net investment income	-	(60.44)	-

Net asset value per Share, end of year/period	$1,000.36	$983.90	$927.66

Ratios to average Net Assets: (a)

Net investment loss - net of expense limitation reimbursement (b)	(1.87%)	(2.18%)	(2.30%)

Expenses - gross of expense limitation reimbursement (b)	1.87%	2.18%	2.39%

Expenses - net of expense limitation reimbursement (b)	1.87%	2.18%	2.39%

Total return (c)	1.67%	12.59%	(7.23%)

Portfolio turnover rate: (d)	8.99%	22.55%	38.98%

Net Assets, end of year/period ($000)	$156,686	$146,753	$82,316

*	Based on Shares outstanding at the end of each month.

**	The ratios, excluding portfolio turnover rate and total return, for the period April 1, 2021 through September 30, 2021 have been annualized.

(a)	Average Net Assets is determined by using the net assets as of the first day of the fiscal period and at the end of each month during the period.

(b)	Ratio does not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.

(c)

Total return is not annualized. Total return is based on the combination of changes in the net asset value per Share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per Share at the time of reinvestment.

(d)	The ratio excludes in-kind transactions.

The accompanying notes are an integral part of these unaudited consolidated financial statements.

Hedge Fund Guided Portfolio Solution

Consolidated Financial Highlights (continued)

	Class I
	For the six months ended September 30, 2021 (unaudited)**	For the year ended March 31, 2021	For the year ended March 31, 2020	November 1, 2018 (commencement of operations) through March 31, 2019***

Per Share operating performance: *

Net asset value per Share, beginning of year/period	$1,024.96	$956.24	$1,022.97	$1,000.00

Income/(loss) from investment operations:

Net investment loss	(5.48)	(13.56)	(13.65)	(5.59)

Net realized and unrealized gain/(loss) from investments operations	26.73	142.72	(53.08)	28.56

Total income/(loss) from investment operations	21.25	129.16	(66.73)	22.97

Distributions to Shareholders from net investment income	-	(60.44)	-	-

Net asset value per Share, end of year/period	$1,046.21	$1,024.96	$956.24	$1,022.97

Ratios to average Net Assets: (a)

Net investment loss - net of expense limitation reimbursement (b)	(1.06%)	(1.32%)	(1.43%)	(1.46%)

Expenses - gross of expense limitation reimbursement (b)	1.06%	1.32%	1.52%	8.75%

Expenses - net of expense limitation reimbursement (b)	1.06%	1.32%	1.52%	1.51%

Total return (c)	2.07%	13.53%	(6.52%)	2.30%

Portfolio turnover rate: (d)	8.99%	22.55%	38.98%	0.00%

Net Assets, end of year/period ($000)	$224,853	209,511	$153,732	$24,667

*	Based on Shares outstanding at the end of each month.

**	The ratios, excluding portfolio turnover rate and total return, for the period April 1, 2021 through September 30, 2021 have been annualized.

***

The ratios, excluding portfolio turnover rate and total return, for this period have been annualized. All non-recurring expenses, including those related to the organization of the Fund have not been annualized.

(a)	Average Net Assets is determined by using the net assets as of the first day of the fiscal period and at the end of each month during the period.

(b)	Ratio does not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.

(c)

Total return is not annualized. Total return is based on the combination of changes in the net asset value per Share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per Share at the time of reinvestment.

(d)	The ratio excludes in-kind transactions.

The accompanying notes are an integral part of these unaudited consolidated financial statements.
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Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (unaudited)

September 30, 2021

1. Organization

Hedge Fund Guided Portfolio Solution (the “Fund”) was organized as a Delaware statutory trust on April 12, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund commenced operations on November 1, 2018.

The Fund’s primary investment objective is to seek absolute returns with low to moderate volatility and with minimal correlation to the global equity and fixed income markets while preserving capital. The Fund invests primarily through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Fund seeks to implement its investment objective by investing in Investment Funds that will invest both long and short, in a wide range of “alternate” investment strategies.

The Fund has made the election to be treated as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (i.e. a 1099-issuing “RIC”).

The Board of Trustees (the “Board”) has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.

Under the supervision of the Board and pursuant to an investment advisory agreement, Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Fund. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Fund as well as all portfolio management and investment advisory services.

The Fund holds certain investments in the HFGPS Subsidiary, LLC (the “Sub-Fund”), a Delaware limited liability company and wholly owned subsidiary of the Fund.

The Fund operates two share classes, Class I Shares (“Class I”) and Class A Shares (“Class A”). Class A commenced operations on April 1, 2019. All Shares issued prior to April 1, 2019 have been designated as Class I Shares in terms of rights accorded and expenses borne. Class I and Class A Shares are subject to different fees and expenses.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Adviser has determined that the Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these consolidated financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying consolidated financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements:

b. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established primarily to hold and manage certain Investment Funds. As of September 30, 2021, the Fund owns 100% of the Sub-Fund. The Fund’s investment in the Sub-Fund, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

d. Income Taxes and Distributions

The Fund is classified as a corporation for federal income tax purposes, and has elected to be treated, and expects each year to qualify as a RIC under Subchapter M of the Code. The Fund has elected to have a tax year end of September 30. The Fund intends to annually distribute to its Shareholders substantially all of its ordinary income and net realized gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these consolidated financial statements. Excise tax of $1,422 has been recorded on the Consolidated Statement of Operations.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

As of September 30, 2021, the tax cost and unrealized appreciation (depreciation) of the investments held by the Fund, were as follows:

Investment Funds
Tax Cost Basis of Investments	$369,320,603

Gross Unrealized Appreciation	$11,194,675
Gross Unrealized Depreciation	(1,111,975)

Net Unrealized Appreciation/(Depreciation)	$10,082,700

The tax basis of undistributed earnings for the fiscal tax year ended September 30, 2021, shown below represents distribution requirements that will be met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax requirements, as well as the capital loss carryforward as of the tax year end. The capital loss carryforwards are not subject to expiration. The capital loss carryforwards will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to Shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Net Unrealized Appreciation/ (Depreciation)	Other Temporary Differences

$ 10,368,264	$-	$(13,658,170)	$10,082,700	$(501,774)

The primary reason for differences between the earnings reported above and the federal tax cost of investments, in comparison with the related amounts reported on the Fund’s Consolidated Statement of Assets and Liabilities as of September 30, 2021, relates to cumulative differences between tax and GAAP financial statement reporting requirements related to passive foreign investment company (“PFIC”) and partnership investments, and wash sale adjustments on securities.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

The tax character of distributions paid for the six months ended September 30, 2021 and the year ended March 31, 2021 was as follows:

	Six Months ended September 30, 2021	Year ended March 31, 2021

From ordinary income	$—	$18,627,024
From long-term capital gains	—	—

Total distributions	$—	$18,627,024

The authoritative guidance on accounting for and disclosure of uncertainty in any significant tax positions requires management to determine whether a tax position of the Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Therefore no additional tax expense, including any interest or penalties was recorded for the six months ended September 30, 2021. To the extent the Fund is required to record interest and penalties, they would be included in income tax expense on its Consolidated Statement of Operations.

Under the respective statute of limitations, the Fund is generally subject to examinations by taxing authorities for up to three years from the date of filing. The Fund has no examinations in progress.

e. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification. Short-term investment transactions are recorded on trade date.

For the six months ended September 30, 2021, aggregate purchases and sales of the Investment Funds amounted to $77,575,000 and $31,818,225, respectively.

The Fund may receive interest in an Investment Fund in exchange for its interest in a separate Investment Fund managed by the same Investment Manager. Additionally, the Fund may receive an in-kind

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

2. Summary of Significant Accounting Policies (continued)

e. Security Transactions (continued)

distribution in exchange for its interest in an Investment Fund managed by an investment manager. These transactions are executed based on the fair value of the Investment Fund on a trade date and do not result in a movement of cash between the Fund and the Investment Manager. These transactions, if any, are included as a supplemental disclosure on the Consolidated Statement of Cash Flows. Any gain or loss associated with these transactions is recognized as a component of Net realized gain/(loss) from investments in Investment Funds.

f. Capital Transactions

Class I and Class A shares of the Fund (“Shares”) purchased by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. Investors who purchase Shares of the Fund in the offering, and other persons who acquire Shares, will become shareholders of the Fund (“Shareholders”).

Because the Fund is a closed-end investment company, Shares are not redeemable at the option of Shareholders and are not exchangeable for Shares of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Shares at the Shareholders’ capital account value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Shares by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Shares. Because the Fund’s investments in Investment Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Shareholders whose Shares are accepted for repurchase also bear the risk the Fund’s Shareholders’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

The Fund may, from time to time, offer to repurchase Shares from its Shareholders pursuant to written tenders by Shareholders. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from Shareholders four times each year, effective as of the last day of each calendar quarter. Shareholders can only transfer or assign Shares under certain limited circumstances. Share repurchases are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

2. Summary of Significant Accounting Policies (continued)

g. Fund Expenses

GRV Securities LLC (“GSLLC”), an affiliate of the Adviser, serves as the distributor of Shares (the “Distributor”) for the Fund. For the six months ended September 30, 2021, distribution fees related to the Distributor were $599,867. Shares may be purchased through the Distributor or brokers or dealers (“Selling Agents”) that have entered into selling agreements with the Distributor.

In connection with Class A Shares of the Fund, under a plan adopted in accordance with Rule 12b-1 under the 1940 Act (“Class A Plan”), the Fund pays the Distributor or a designee a distribution and/or service fee equal to 0.75% per annum of the aggregate net asset value of the Fund’s Class A Shares outstanding, determined as of the last calendar day of each month (“Distribution and Service Fee”). The Distribution and Service Fee is payable monthly. Because this fee is paid out of Class A’s assets on an on-going basis, over time this fee will increase the cost of a Class A Shareholder’s investment and may cost the Shareholder more than paying other types of sales charges. The Distributor or designee may transfer or re-allow all or a portion of the Distribution and Service Fee to certain intermediaries. Class I Shares are not subject to a Distribution and Service Fee.

The Fund bears certain expenses incurred in its business, including, but not limited to, the following: all costs and expenses directly related to portfolio transactions; legal fees; accounting and auditing fees; custodial fees; fees paid to the Fund’s administrator; costs of insurance; service and sub-accounting fees; Advisory Fees (as defined in Note 6); advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Fund’s transactions between the Adviser and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

The Fund has retained BNY Mellon Investment Servicing (U.S.) Inc. (the “Administrator and Transfer Agent”) to provide accounting and certain administrative and investor services to the Fund, including fund accounting, investor accounting, and taxation services, and to act as the registrar and transfer agent. The Bank of New York Mellon (the “Custodian”) serves as the custodian of the assets of the Fund. The Fund pays a monthly fee to the Administrator, Transfer Agent and Custodian based primarily upon month-end net assets.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser will, subject to possible reimbursement by the Fund as described below, waive fees or pay or absorb expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of each class of the Fund to 0.80% per annum of the Fund’s average monthly net assets attributable to such class (the “Expense Limitation”) not including the Advisory Fee, Class A Distribution and Service Fee, investment-related costs and expenses (which includes Investment

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

2. Summary of Significant Accounting Policies (continued)

g. Fund Expenses

Fund fees and expenses), taxes, interest and related costs of borrowing, brokerage commissions, payments to certain financial intermediaries for providing servicing, sub-accounting, recordkeeping and/or other administrative services to the Fund and any extraordinary expenses of the Fund. In consideration of the Adviser’s agreement to limit the Fund’s expenses, each class of the Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the time the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Recoupment will be made as promptly as possible, but will be limited to the lesser of (a) the expense cap in effect at the time of a waiver and (b) the expense cap in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect until July 31, 2022, and will terminate unless renewed by the Adviser.

As of September 30, 2021, the Adviser may potentially recoup the following amounts from the Fund through the respective expiration dates indicated:

Expiration	March 31, 2024	March 31, 2023	March 31, 2022
Amount available for recoupment	$-	$-	$–

There were no recoupment fees payable to the Adviser as of September 30, 2021.

No expenses were recouped in the current period.

h. Other

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2021, are reflected as Repurchase of Shares payable on the Consolidated Statement of Assets and Liabilities at September 30, 2021.

Cash represents cash in banks. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2021, the Fund has not experienced any losses in such accounts and the Adviser monitors the creditworthiness of the counterparties in an attempt to mitigate risk of loss.

Dividend income is recognized on the ex-dividend date. Interest income is recorded on the accrual basis.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

3. Portfolio Valuation

Pursuant to Fund’s valuation policies, the Fund’s Board has delegated to the Adviser the general responsibility for valuation of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2021, the Fund’s investments in side pockets or special liquidating vehicles represented 0.97% of the Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of September 30, 2021, are described in detail on the Fund’s Consolidated Schedule of Investments.

The Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

3. Portfolio Valuation (continued)

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

•

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

•	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

3. Portfolio Valuation (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2021
Investment Funds measured at NAV	$–	$–	$–	$379,403,315

The level classifications in the table above may not be indicative of the risk.

4. Capital Commitments of the Fund to the Investment Funds

Certain Investment Funds require the Fund to commit, as of the date of the Fund’s initial investment in the Investment Funds, to fund future investments in the Investment Funds. These Investment Funds may, at their sole discretion, require the Fund to fund all or a portion of the Fund’s unfunded commitment amount at any time during a commitment period, which generally extends for multiple years from the date of the Fund’s initial investment in such Investment Fund. The Fund’s commitment to fund future investments with respect to these Investment Funds is reduced by the amount of capital subsequently “called” by such Investment Funds after the initial investment. As of September 30, 2021, there were no unfunded capital commitments.

5. Credit Facility

The Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on September 30, 2022. The Facility contains annual renewal provisions. Under the terms of the Facility, the Fund may draw up to $59,200,000 subject to a combined maximum amount of $626,400,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Fund. Under the terms of the Facility, the Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Fund breaches certain of the liquidity and concentration covenants, the Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets and Liabilities, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread.

As of September 30, 2021, the Fund has $2,700,000 loan payable outstanding on the Consolidated Statement of Assets and Liabilities. During the six months ended September 30, 2021, the Fund had average outstanding borrowings of $29,508 with an average interest rate of 3.25%. Maximum borrowings of $2,700,000, were outstanding for two days during the six months ended September 30, 2021.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

6. Related Party Transactions

The Board is made up of six Board members, five of whom are not “interested persons,” as defined by the 1940 Act, (the “Independent Trustees”). The Independent Trustees each receive annual compensation in the amount of $30,000 for their services to Fund. All compensation to the Independent Trustees is paid by the Fund. All Independent Trustees may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Trustees.

The Fund incurred $75,000 of Independent Trustees’ compensation fees, for the six months ended September 30, 2021, of which none was payable as of September 30, 2021. The total fees and expenses (including compensation) of the Independent Trustees and Fund Officer are shown on the Fund’s Consolidated Statement of Operations.

The Adviser generally bears all of its own expenses incurred in providing services to the Fund, except that the Fund reimburses the Adviser for certain out-of-pocket costs and expenses incurred in connection with the operation of the Fund. Any such costs and expenses will not exceed 0.05% per annum of the Fund’s average month-end net assets. During the six months ended September 30, 2021,the Fund reimbursed the Adviser $57,472 for out-of-pocket costs, which is included in Other Expenses in the Consolidated Statement of Operations.

Pursuant to the terms of the advisory agreement between the Fund and the Adviser, the Fund pays the Adviser a monthly fee at an annual rate of 0.55% (the “Advisory Fee”) based on the Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2021, the Advisory Fee was $1,057,373.

7. Risks

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Fund as a limited partner, member or shareholder, the Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund. Because the Fund is a closed-end investment company, Shares are not redeemable at the option of Shareholders and are not exchangeable for of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Shares at the Shareholders’ net asset value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding. Because the Fund’s investments in Investment Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

7. Risks (continued)

Shareholders whose Shares are accepted for repurchase also bear the risk that the Fund’s Shareholders’ net asset value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

As described in the footnotes of the Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Fund. Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Fund’s control, such as a general market disruption or an operational issue affecting the Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund’s investment approach are market risk, strategy risk, and manager risk. The Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Fund and potentially for each Investment Fund.

The Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress tests and scenario analyses, forward-looking analyses, look-through exposure analyses, portfolio liquidity analyses, Value at Risk analyses, portfolio optimization and factor analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) better alternatives for investing the capital invested in such strategy; (ii) changes in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) changes in the investment or economic environment.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

7. Risks (continued)

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and communicates from time to time with Investment Managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide aggregated, portfolio-level information with respect to the invested positions and risk profile of their Investment Funds. This information typically includes, but may not be limited to, data related to each Investment Fund’s long, short, gross, and net exposure, industry sector and geographic exposure (where appropriate), concentration, and leverage. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. This summary-level risk statistics are augmented through on-going conversations with the Investment Managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

There has been a global outbreak of a coronavirus (COVID-19). This public health emergency has significantly impacted the global economy and may materially and adversely impact the value and performance of the Fund’s investments in the future. Any related financial impact cannot be reasonably estimated at this time.

8. Guarantees

Under the Fund’s organizational documents, its Independent Trustees and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2021

9. Share Capital

Shares are offered monthly at the NAV of the Fund, which will vary. For the six months ended September 30, 2021, the following Share transactions occurred:

	Beginning Shares	Purchase Shares	Purchase Dollars	Reinvested Shares	Reinvested Dollars	Redemption Shares	Redemption Dollars	Outstanding Shares
Class I	204,409.75	18,908.68	$19,630,000	-	$-	(8,397.65)	$(8,777,498)	214,920.78
Class A	149,154.19	18,789.81	$18,667,000	-	$-	(11,313.87)	$(11,309,880)	156,630.13

For the year ended March 31, 2021, the following Share transactions occurred:

	Beginning Shares	Purchase Shares	Purchase Dollars	Reinvested Shares	Reinvested Dollars	Redemption Shares	Redemption Dollars	Outstanding Shares
Class I	160,766.05	43,519.08	$44,370,000	10,306.64	$10,517,947	(10,182.02)	$(10,532,734)	204,409.75
Class A	88,735.12	66,496.30	$65,271,000	7,434.80	$7,303,099	(13,512.03)	$(13,488,432)	149,154.19

10. Subsequent Events

The Fund has evaluated all subsequent events through the date that the consolidated financial statements were issued and noted no material events requiring disclosure.

(b)	Not applicable.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable.

(b)	Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

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(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END INVESTMENT MANAGEMENT COMPANIES

Not applicable.

ITEM 13	– EXHIBITS

(a)(1) Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEDGE FUND GUIDED PORTFOLIO SOLUTION

By:	/s/ Scott J. Lederman
Scott J. Lederman
Trustee, Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Trustee, Chief Executive Officer and President	December 9, 2021
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer	December 9, 2021
Kathleen P. Sullivan

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